Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables	TRADE AND OTHER PAYABLES
Accounting policies
Trade and other payables are initially recognized at the fair value of the amount due. This value is usually the nominal value, due to the relatively short period of time between the recognition of the instrument and its repayment.
Financial detail
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2021/12/31	2022/12/31
Trade payables (*)	12,304	8,613
Social security costs payables	4,087	4,838
VAT payables	23,725	200
Taxes payables	744	316
Other payables	579	1,325
TOTAL	41,438	15,293

Trade and other payables - Current	As of
(in € thousands)	2021/12/31	2022/12/31
Trade payables	12,304	8,613
Social security costs payables	4,087	4,838
VAT payables	23,725	200
Taxes payables	744	316
Other payables	128	877
TOTAL	40,988	14,845

Trade and other payables - Non current	As of
(in € thousands)	2021/12/31	2022/12/31
Trade payables	—	—
Social security costs payables	—	—
VAT payables	—	—
Taxes payables	—	—
Other payables	450	448
TOTAL	450	448
(*) Of which : Accrued expenses	6,201	3,924
At December 31, 2022, trade payables amounted to €8,613 (€12,304 at December 31, 2021). This change is due to a reduction in accrued expenses relating to yet unbilled amounts from the clinical trial sites via the Clinical Research Organizations (CROs) in charge of the Company's clinical trials. (€3,924 and €6,201 at December 31, 2022 and 2021 respectively). The timeframe in which those invoices will be received by the Company is unknown and may be spread out over a long period after the services have been performed.
The VAT debt amounted to €200 at December 31, 2022 (€23,725 at December 31, 2021). This decrease is related to the VAT amount collected on the upfront payment received from Ipsen in December 2021, paid in January 2022.

Trade and other payables	TRADE AND OTHER PAYABLES
Accounting policies
Trade and other payables are initially recognized at the fair value of the amount due. This value is usually the nominal value, due to the relatively short period of time between the recognition of the instrument and its repayment.

Disclosure of significant accounting policies [text block]	SUMMARY OF MATERIAL ACCOUNTING INFORMATIONUse of estimates and judgments
In preparing these consolidated financial statements, management makes judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, incomes and expenses. Actual amounts may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The estimates and underlying assumptions mainly relate to research tax credits (see Note 7.2 "Other income", employee benefits (see Note 25 "Employee benefits"), leases (see Note 15 “Property, plant and equipment including Leases”), share-based payments (see Note 9 "Share-based compensation"), accruals related to clinical trials (see Note 8 "Operating expenses"), convertible loans (see Note 20.1 "Breakdown of convertible loan"), accounting judgments related to the Versantis acquisition (see Note 2.1 "Acquisition of the Clinical-stage Biopharmaceutical Company Versantis"), the valuation of our investment in Genoscience (See Note 18 "Other financial assets"), and the allocation of income to the performance obligations provided for in the agreement entered into with Ipsen (see Note 7 "Revenues and Other Income").
When assessing going concern, the Group’s Board of Directors considers mainly the following factors:
The liquidity available at the statement of financial position date, the cash spend projections for next 12-month period as from the date of the financial statements are issued and the availability of other funding.
Consolidation
Going concern
The consolidated financial statements were prepared on a going concern basis. The Group believes it has sufficient resources to continue operating for at least twelve months following the consolidated financial statements’ publication.
Consolidated entities
The Group controls an entity when it is exposed to variable returns from its involvement with the entity, and it has the ability to affect those returns through its power over the entity.
The Group controls all the entities included in the scope of consolidation.
GENFIT Pharmaceuticals SAS was dissolved on December 23, 2022 in accordance with article 1844-5 of the Civil Code in France. All assets and liabilities of the company was transferred to GENFIT SA.
Foreign currency
4.3.1.Foreign currency transactions
Transactions in foreign currencies are translated into the respective functional currencies of the entities of the Group at the exchange rates applicable at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the reporting date.
The resulting exchange gains or losses are recognized in the statements of operations.
4.3.2.Translation of foreign subsidiary financial statements
The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the closing exchange rate. The income and expenses of foreign operations are translated into euros at the exchange rates effective at the transaction dates or using the average exchange rate for the reporting period unless this method cannot be applied due to significant exchange rate fluctuations.
Gains and losses arising from foreign operations are recognized in the statement of other comprehensive loss. When a foreign operation is partly or fully divested, the associated share of gains and losses recognized in the currency translation reserve is transferred to the statements of operations.
The Group’s presentation currency is the euro, which is also the functional currency of GENFIT S.A.
The functional currency of GENFIT CORP and Versantis, Inc. is the U.S. dollar. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2020/12/31	2021/12/31	2022/12/31
Exchange rate at period end	0.81493	0.88292	0.93756
Average exchange rate for the period	0.87755	0.84542	0.95105
The functional currency of Versantis AG is the Swiss Franc. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

Ratio : 1 CH franc (CHF) = x euros (EUR)	Year ended
	2020/12/31	2021/12/31	2022/12/31
Exchange rate at period end	N/A	N/A	1.01554
Average exchange rate for the period	N/A	N/A	1.01710
Note that the average rate immediately above is based on the period between September 29, 2022 and December 31, 2022.
SEGMENT INFORMATION
The Board of Directors and Chief Executive Officer are the chief operating decision makers.
The Board of Directors and the Chief Executive Officer oversee the operations and manage the business as one segment with a single activity; namely, the research and development of innovative medicines and diagnostic solutions, the marketing of which depends on the success of the clinical development phase.
Revenues from contracts with customers
Accounting policy overview
Under IFRS 15, revenue is recognized when the Company fulfills a performance obligation by providing separate goods or services to a customer, i.e., when the customer obtains control of those goods or services. An asset is transferred when the customer obtains control of that asset or service.
Under this standard, each contract must be analyzed, on a case-by-case basis, in order to verify whether it contains performance obligations towards third parties, and, if applicable, to identify their nature in order to determine the appropriate accounting of amounts that the Company has received or is entitled to receive from third parties, for example:
•The transfer of control over the intellectual property, via a license granted by the Company, as it exists at the time of the sale, the date of which will determine that of the revenue recognition;
•If the license is considered as a right of access to the intellectual property of the Company over the life of the license, the revenue would be recognized over this lifetime;
•The supply of products whose revenues would be recognized at the time of transfer of control of the delivered products; and
•Potential revenue from milestones, or from royalties or royalties based on sales, would not be recognized until the achievement of the milestone or completion of the sale.
Research tax credit
The Research Tax Credit ("Crédit d'Impôt Recherche," or "CIR") is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is paid in cash to the entity by the tax authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/mid-size company, immediate payment of the Research Tax Credit can be requested. The Group meets such criteria.
The Group applies for CIR for research expenditures incurred in each fiscal year and recognizes the amount claimed in the line item "Other income" in the statements of operations in the same fiscal year. In the notes to the financial statements, the amount claimed is recognized under the heading "Research tax credit" (see Note 16, "Trade and other receivables" and the table below).
7.2.2.Government grants
Government grants
The Group received until 2016 various forms of government grants. This government aid is provided for and managed by French state-owned entities, and specifically "BPI France" ("Banque Publique d'Investissement"), formerly named "OSEO Innovation".
Subsidies received are non-refundable.
Accounting policies
Research and development expenses
Research expenses are recorded in the financial statements as expenses.
In accordance with IAS 38, Intangible Assets, development expenses are recognized as intangible assets only if all the following criteria are met:
•Technical feasibility necessary for the completion of the development project;
•Intention on the Group's part to complete the project and to utilize it;
•Capacity to utilize the intangible asset;
•Proof of the probability of future economic benefits associated with the asset;
•Availability of the technical, financial, and other resources for completing the project; and
•Reliable evaluation of the expenses attributed to the intangible asset during its development.
As of the date of these financial statements these criteria have not all been met.
Classification of operating expenses
Research and development expenses include:
•employee-related costs;
•costs related to external employees seconded to the Company (such as clinical development, biometrics and IT…);
•lab supplies and facility costs;
•fees paid to scientific advisers and contracted research and development activities conducted by third parties;
•intellectual property fees corresponding to the filing of the Group's patents, and
•provision and reversals of provisions in relation to the Research Tax Credit dispute.
Contracted research and development activities conducted by third parties include services subcontracted to research partners for technical and/or regulatory reasons. In particular, this includes the production of active ingredients and therapeutic units, all or a part of clinical trials and preclinical trials that are necessary to the development of GENFIT's drug candidates and biomarker candidates.
General and administrative expenses include:
•employee-related costs for executive, business development, intellectual property, finance, legal and human resources and communications functions;
•facility-related costs;
•marketing, legal, audit and accounting fees;
•press relations and communications firm fees;
•the cost of external employees seconded to the Company (such as security, reception, and accounting...);
•other service costs (recruitment, etc.); and
•intellectual property fees corresponding to the maintenance of the Group's patents.
Marketing and market access expenses include:
•employee-related costs for marketing and business development functions; and
•marketing, and market access firm fees.
Reorganization and restructuring expenses include:
•the accruals and provisions recognized within the scope of the reduction in force plan;
•the extraordinary amortization, loss of value and impairment of fixed assets recognized within the scope of the reorganization of GENFIT;
•the impairment of the right of use of the leased equipment and premises;
•the portion of the OCEANEs renegotiation expenses;
•the provision recognized for some of the costs of the closing process for the RESOLVE-IT study, which, after detailed analysis, do not have any future economic advantage for the PBC program.
Accounting policies
The fair value of equity-settled share-based compensation granted to employees, officers, board members and consultants as determined on the grant date is recognized as a compensation expense with a corresponding increase in equity, over the vesting period. The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service and non-market performance conditions are expected to be met.
Evaluation models
The fair value of equity-settled share-based compensation granted to employees are measured using i) the Black-Scholes model for share warrants ("Bons de Souscriptions d'Actions" or "BSA") and stock options ("SO") and ii) the Monte Carlo model for free shares ("actions gratuites" or "AGA").
Data and key assumptions used in evaluations
For evaluating BSAs, the following data and key assumptions are utilized in accordance with IFRS 2 - Share based payment: issue price, exercise price, expected volatility, exercise period, expected dividends, risk free interest rate (based on government bonds), and conversion ratio.
For evaluating AGAs, the following data and key assumptions are utilized in accordance with IFRS 2 - Share based payment: grant date, share price at grant date, expected volatility, vesting period, expected dividends, risk free interest rate (based on government bonds), conversion ratio, and expected employee turnover.
For evaluating SOs, the following data and key assumptions are utilized in accordance with IFRS 2 - Share based payment: grant date, share price at grant date, exercise price, expected volatility, vesting period, exercise period, expected dividends, risk free interest rate (based on government bonds), conversion ratio, and expected employee turnover.
Regarding SOs and AGAs, market conditions are taken into account in the determination of the fair value of the plans award. For share-based compensation awards with non-vesting conditions, the grant date fair value of the share-based compensation is measured to reflect such conditions and there is no adjustment for differences between expected and actual outcomes.
Volatility assumptions in the above tables are determined by reference to the Company's historical share price observed on the grant date over a two- and three-year period prior to the grant date, adjusted for extreme variations, if any.
Consultants
GENFIT may also grant equity-settled share-based compensation in exchange for services to consultants who are not considered employees. In such cases, the value of the services is measured when they are rendered by the consultants and the share-based compensation exchanged for the services is measured at an equal amount. If the value of the services cannot be measured reliably, then such value is measured with reference to the fair value of the equity instruments granted.
Accounting policies
Income tax expense (or benefit) comprises current tax expense (or benefit) and deferred tax expense (or benefit), as applicable.
Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities.
Deferred tax assets are recognized for unused tax losses, unused tax credits and temporary deductible differences to the extent that:
•it is probable that future taxable profit will be available against which they can be used; or
•if there are deferred tax liabilities for the same entity in the same tax jurisdiction on which they can be applied.
Earnings (loss) per share
Basic earnings (loss) per share are calculated by dividing profit or loss attributable to the Company's ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings (loss) per share are calculated by adjusting profit attributable to ordinary shareholders and the average number of ordinary shares outstanding weighted for the effects of all potentially dilutive instruments (share warrants, redeemable share warrants, free shares, stock options and bonds convertible into new and/or existing shares).
CASH AND CASH EQUIVALENTS
Cash and cash equivalents comprise cash on hand, bank accounts and term deposits, together with short-term deposits and highly liquid investments. They are readily convertible to a known amount of cash and thus present a negligible risk of a change in value. They also include Undertakings for Collective Investments in Transferable Securities (UCITs) whose characteristics allow them to be classified as cash and cash equivalents.
Initially recognized at their purchase cost at the transaction date, investments are subsequently measured at fair value. Changes in fair value are recognized in net financial income (expenses).
Goodwill
The company does not have any goodwill.
Intangible assets
Intangible assets mainly consist of software and operating licenses acquired by the Group. They are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets. The estimated useful lives of both software and license agreements are between 1 and 8 years.
Leases
IFRS 16 introduces for the lessee a single model of accounting on the balance sheet for leases. The lessee recognizes a "right of use" asset which represents its right to use the underlying asset, and a lease liability for its obligation to pay the rent.
The Group recognizes a "right of use" asset and a lease liability at the start of the lease term. The "right of use" asset is initially measured at cost and then at cost less any amortization and accumulated impairment losses. The amount can be adjusted based on certain revaluations of the lease liability.
The lease liability is initially measured at the discounted value of the rents owed and not yet paid at the start date of the contract. The discount rate used is the implicit interest rate of the contract or, if it cannot be easily determined, the Company’s incremental borrowing rate of the lessee. The Group generally uses the latter as the discount rate.
The lease liability is then adjusted by the interest expense minus the amounts of rent paid. It is revalued in the event of a change in future rents following a change in the index or rate, a new estimate of the amount to be paid under a residual value guarantee or, where applicable, a revaluation of the exercise of an option to purchase or to extend, or the non-exercise of an option to terminate (which then becomes reasonably certain).
The Group has exercised its judgment in determining the term of the lease agreements that provide for extension options. The fact that the Group has determined that it is reasonably certain to exercise such options has an impact on the lease term used and has a significant impact on the amount of lease debt and the "right of use" asset in the accounts. The amount of short term or low value leases which are not included in the IFRS 16 model is not material.
TRADE AND OTHER RECEIVABLES
Accounting policies
Trade and other receivables are recognized at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. Impairment losses on trade accounts receivable are estimated using the expected loss method, in order to take account of the risk of payment default throughout the lifetime of the receivables .
Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date, according to IFRS 9 standards ("expected credit loss").
INVENTORIES
The Company recognizes inventories of laboratory consumables in connection with its former co-research agreements.
These inventories are measured at the lower of cost and net realizable value. Cost is determined using the weighted average cost method.
OTHER FINANCIAL ASSETS
Accounting policies
A financial asset is initially recognized as measured at amortized cost, at fair value through other comprehensive income - debt instrument, at fair value through other comprehensive income - equity instrument, or at fair value through profit or loss.
Financial assets will not be reclassified after initial recognition, unless we change our economic model of financial asset management. If so, all affected financial assets would be reclassified as of the first day of the first reporting period following the change in economic model.
A financial asset is measured at amortized cost if both of the following conditions are met, and if it is not measure at fair value through profit or loss:
•Its ownership is part of an economic model of which the objective is to hold assets in order to receive its contractual cash flows;
•Its contractual conditions provide for cash flows at defined dates, which correspond only to principal payments and interest on the remaining principal amount.
A debt instrument is measured at fair value through other comprehensive income if both of the following conditions are met, and if it is not measure at fair value through profit or loss:
•Its ownership is part of an economic model of which the goal is met through both the receipt of contractual cash flows and the sale of financial assets;
•Its contractual conditions provide for cash flows at defined dates, which correspond only to principal payments and interest on the remaining principal amount.
At the time of initial recognition of an equity instrument that is not held for trading, we may irrevocably choose to present future changes in fair value in other comprehensive income. This choice is made for each investment.
All financial assets that are not categorized as measured at amortized cost or at fair value through other comprehensive income as previously described are measured at fair value through profit or loss.
LOANS AND BORROWINGS
Accounting policies
Financial liabilities are initially recognized at fair value, net of directly attributable transaction costs, and are subsequently measured at amortized cost using the effective interest rate method.
The Group derecognizes financial liabilities when the contractual obligations are discharged, cancelled or expire.
The bonds convertible or exchangeable into new or existing shares (OCEANEs—see Note 20.1 "Breakdown of convertible loan") are recognized as follows: in accordance with IAS 32, Financial Instruments—Presentation, if a financial instrument has different components and the characteristics indicate that some should be classified as liabilities and others as equity, the issuer must recognize the different components separately.
The liability component is measured, at the date of issuance, at its fair value on the basis of future contractual cash flows discounted at market rates (taking into consideration the issuer's credit risk) of a debt having similar characteristics but without the conversion option.
The value of the conversion option is measured by the difference between the bond's issue price and the fair value of the liability component. After deduction of the pro rata portion of expenses related to the transaction, this amount is recognized in the line item "Share premium" under shareholders' equity and is subject to a calculation of deferred tax according to IAS 12.28.
The liability component (after deduction of the pro rata portion of the transaction expenses attributed to the liability and the conversion option) is measured at amortized cost. A non-monetary interest expense, recorded in net loss is calculated using an effective interest rate to progressively bring the debt component up to the amount which will be repaid (or converted) at maturity. A deferred tax liability is calculated on the basis of this amount. The shareholders' equity component is not remeasured.
TRADE AND OTHER PAYABLES
Accounting policies
Trade and other payables are initially recognized at the fair value of the amount due. This value is usually the nominal value, due to the relatively short period of time between the recognition of the instrument and its repayment.
ProvisionsAccounting policies
In accordance with IAS 37, Provisions Contingent Liabilities and Contingent Assets, provisions are recognized when the Group has a present obligation (legal, regulatory, contractual or constructive) as a result of a past event, for which it is probable that an outflow of resources will be required to settle the obligation, and of which the amount can be estimated reliably.
The amount recognized as a provision is the best estimate at the reporting date of the expenditure required to settle the present obligation.
Provisions are discounted when the time value effect is material.
A provision for reorganization is recognized when the Group has approved a formal and detailed plan for its reorganization and has either started to implement it or publicly disclosed it. A provision for onerous contract is estimated at the actual value of the lowest expected cost of either the cancellation or the execution of the contract, the latter being established on the basis of the additional costs required to fulfill the obligations stipulated by the contract. Before a provision is established, the Group recognizes any impairment loss that occurred on the assets dedicated to this contract.
Future milestone and revenue based royalty payments may be recorded pursuant to Contingent liability under IAS 37 or intangible asset under IAS 38. Under IAS 38, we record a provision when we have a present obligation, whether legal or constructive, as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate can be made of the amount of the outflow of resources. Under IAS 38, we record intangible asset when it is probable that the expected future economic benefits that are attributes to the assets will flow to us and the cost of asset can be measured reliably.
EMPLOYEE BENEFITS
Accounting policies
The Group's pension schemes and other post-employment benefits consist of defined benefit plans and defined contribution plans.
25.1.Defined benefit plans
Defined benefit plans relate to French retirement benefit plans under which the Group is committed to guaranteeing a specific amount or level of contractually defined benefits. The obligation arising from these plans is measured on an actuarial basis using the projected unit credit method. The method consists of measuring the obligation based on a projected end-of-career salary and vested rights at the measurement date, according to the provisions of the collective bargaining agreement, corporate agreements and applicable law.
Actuarial assumptions are used to determine the benefit obligations. The amount of future payments is determined on the basis of demographic and financial assumptions such as mortality, staff turnover, pay increases and age at retirement, and then discounted to their present value. The discount rate used is the yield at the reporting date on AA credit-rated bonds with maturity dates that approximate the expected payments for the Group's obligations.
Re-measurements of the net defined benefit liability which comprise actuarial gains and losses are recognized in the statements of other comprehensive loss.
The Group determines the net interest expense on the net defined benefit liability for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability, taking into account any changes in the net defined benefit liability during the period as a result of contributions and benefit payments.
25.2.Defined contribution plans
Under defined contribution plans, the management of plans is performed by an external organization, to which the Group pays regular contributions. Payments made by the Group in respect of these plans are recognized as an expense for the period in the statements of operations.
25.3.Short-term employee benefits
A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
EQUITY
Accounting policies
Share capital comprises ordinary shares and ordinary shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in the share premium.
The liquidity agreement consists of a share buyback program contracted to an investment service provider. Purchases and sales of the Company's shares carried out under the contract are recognized directly in shareholders’ equity under treasury shares. See Note 18 “Other financial assets”